Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 16, 2012
Registrant Name	dei_EntityRegistrantName	Hatteras Alternative Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001171324
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 16, 2012

Hatteras Managed Futures Strategies Fund (Prospectus Summary) | Hatteras Managed Futures Strategies Fund
HATTERAS MANAGED FUTURES STRATEGIES FUND (the "Fund")
Investment Objective
The Hatteras Managed Futures Strategies Fund seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's
Class A shares. More information about these and other discounts is available from your financial professional and in the "How to Purchase Shares" section on page 15 of the Fund's Prospectus and the "Purchase, Redemption and Pricing of
Shares" section on page 34 of the Fund's SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hatteras Managed Futures Strategies Fund	Class A		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%	[1]	none
[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hatteras Managed Futures Strategies Fund		Class A	Institutional Class
Management Fees		none	none
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Operating Services Fee)	[1]	0.84%	0.59%
Acquired Fund Fees and Expenses	[1]	2.00%	2.00%
Total Annual Fund Operating Expenses		3.09%	2.59%
Less: Fee Waivers and Expense Reimbursements		(0.10%)	(0.10%)
Net Annual Fund Operating Expenses	[2]	2.99%	2.49%
[1]	Other Expenses are based on existing contractual arrangements. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.49% and 2.99% of average daily net assets for the Institutional Class shares and Class A shares, respectively (the "Expense Caps"). The Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least April 30, 2013, and may be terminated only by the Trust's Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hatteras Managed Futures Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	763	1,375
Institutional Class	252	796

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies
As a mutual fund of funds, the Hatteras Managed Futures Strategies Fund pursues its investment objective by investing primarily in an affiliated Managed Futures
Strategies portfolio (the "Underlying Fund"). The Fund invests its assets in the
Underlying Fund consistent with its objective of achieving returns consistent with the broad U.S. equities market with moderate correlation to traditional
U.S. equities market indices and lower volatility of monthly returns over a market cycle. The Fund may also invest in other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, with the Underlying Fund, the "Underlying Investments"). Such Underlying Investments
will primarily be managed futures funds.

The Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investment in one or more of the
Underlying Investments, the Fund is expected to indirectly own a diversified portfolio. The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more of the
Underlying Investments. The Fund's strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying
Investments, in the commodities and financial futures markets, as well as the fixed-income securities market.

Other than assets temporarily invested for defensive purposes, the Fund's assets will be invested in one or more of the Underlying Investments and not directly in the commodities and financial futures markets, or the fixed-income securities market. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the
Fund's investment in the Underlying Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Fund has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as "junk bonds". Derivative instruments in which the Fund may invest through its investment in the Underlying Investments include options, futures and swaps. The
Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments primarily to gain exposure to the commodities market, but also to reduce risk through hedging, or to take market risk. The
Fund may not invest more than 15% of its net assets in illiquid securities. The
Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided.
Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. A brief description of the managed futures investment strategy to be employed by the Underlying Investments, including the fixed-income component of the strategy, is included below.

o  Managed Futures - Discretionary. The Underlying Investments may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the trading advisor to be inconsistent with expected value.

o  Managed Futures - Systematic. The Underlying Investments may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes.

o  Fixed Income. The fixed income component of the managed futures strategy invests the Fund's assets primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund's managed futures portfolio. The fixed income sub-strategy may also include investments in exchange-traded notes ("ETNs").
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.
The following additional risks could affect the value of your investment:

o  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

o  Managed Futures Strategy/Commodities Risks. Exposure to the commodities markets through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters;
   governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Additionally, the Trust has not requested or received a private letter ruling from the Internal Revenue Service ("IRS") to the effect that subpart F income derived by the Managed Futures Strategies Portfolio of the Underlying Funds
Trust from its investment in the subsidiary will constitute qualifying income for the Underlying Funds Trust under Internal Revenue Code section 851(b)(2).
The IRS has granted private letter rulings to 43 regulated investment companies utilizing similar structures.  However, in late July 2011, the IRS indicated
that the granting of these private letter rulings is currently suspended pending the issuance of further guidance on the subject by the IRS.  Private letter rulings are binding on the IRS only with respect to the particular taxpayers who obtained the rulings.  Therefore, the Fund and the Underlying Funds Trust are
relying instead upon an opinion of counsel that subpart F income derived by the
Managed Futures Strategies Portfolio of the Underlying Funds Trust from its investment in the subsidiary should constitute qualifying income for the
Underlying Funds Trust under Internal Revenue Code section 851(b)(2).  If the
IRS ultimately changes its position regarding the treatment of such income, the
Managed Futures Strategies Portfolio of the Underlying Funds Trust will likely need to significantly change its investment strategies, which could adversely affect the Fund. The Fund will assess available options if and when such occasion arises.

Also note that as a result of the new regulations recently adopted by the
Commodity Futures Trading Commission ("CFTC"), the Fund and/or certain other entities may have to register as a commodity pool with the CFTC. If the Fund is required to register as a commodity pool, the disclosure and operations of the
Fund would need to comply with all applicable regulations governing commodity pools.  Additionally, the Advisor may also be subject to CFTC regulation if the
Fund is deemed to be a commodity pool.

o  Shares of Other Investment Companies Risks: The Fund and the Underlying
   Investments may invest in or sell short shares of other investment companies, including ETFs, as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Investments. You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the Fund's direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

o  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

o  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

o  Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying
   Investments. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may
   "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

o  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

o  High Portfolio Turnover Rate Risk: The Underlying Investments' and the Fund's
   investment strategy may result in high turnover rates. In addition, the
   Underlying Investments' and the Fund's portfolio turnover rate may increase in response to meeting liquidity needs or increased market volatility, or both. A high portfolio turnover rate may increase the Underlying Investments' and respectively, the Fund's short-term capital appreciation and increase brokerage commission costs. To the extent that the Underlying Investments and the Fund experience an increase in brokerage commissions due to a higher turnover rate, the performance of the Underlying Investments and respectively, the Fund, could be negatively impacted by the increased expenses incurred by the Underlying Investments and respectively, the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

o  Industry Concentration Risks. The Fund, through it investment in the
   Underlying Investments, concentrates its investments in the commodity futures markets, which have historically experienced substantial price volatility.
   This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if the Underlying
   Investments were diversified across different sectors and markets. The Fund may also have significant exposure to instruments (such as structured notes)
   issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries).

o  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 16, 2012
Hatteras Managed Futures Strategies Fund (Prospectus Summary) | Hatteras Managed Futures Strategies Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HATTERAS MANAGED FUTURES STRATEGIES FUND (the "Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Hatteras Managed Futures Strategies Fund seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by
		traditional equity markets.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's
Class A shares. More information about these and other discounts is available from your financial professional and in the "How to Purchase Shares" section on page 15 of the Fund's Prospectus and the "Purchase, Redemption and Pricing of
		Shares" section on page 34 of the Fund's SAI.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first
		year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As a mutual fund of funds, the Hatteras Managed Futures Strategies Fund pursues its investment objective by investing primarily in an affiliated Managed Futures
Strategies portfolio (the "Underlying Fund"). The Fund invests its assets in the
Underlying Fund consistent with its objective of achieving returns consistent with the broad U.S. equities market with moderate correlation to traditional
U.S. equities market indices and lower volatility of monthly returns over a market cycle. The Fund may also invest in other non-affiliated investment companies primarily including exchange-traded funds ("ETFs") (collectively, with the Underlying Fund, the "Underlying Investments"). Such Underlying Investments
will primarily be managed futures funds.

The Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time. However, through its investment in one or more of the
Underlying Investments, the Fund is expected to indirectly own a diversified portfolio. The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more of the
Underlying Investments. The Fund's strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying
Investments, in the commodities and financial futures markets, as well as the fixed-income securities market.

Other than assets temporarily invested for defensive purposes, the Fund's assets will be invested in one or more of the Underlying Investments and not directly in the commodities and financial futures markets, or the fixed-income securities market. The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the
Fund's investment in the Underlying Investments. The Fund's performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Fund has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as "junk bonds". Derivative instruments in which the Fund may invest through its investment in the Underlying Investments include options, futures and swaps. The
Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments primarily to gain exposure to the commodities market, but also to reduce risk through hedging, or to take market risk. The
Fund may not invest more than 15% of its net assets in illiquid securities. The
Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies. However, there can be no assurance that losses will be avoided.
Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. A brief description of the managed futures investment strategy to be employed by the Underlying Investments, including the fixed-income component of the strategy, is included below.

o  Managed Futures - Discretionary. The Underlying Investments may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the trading advisor to be inconsistent with expected value.

o  Managed Futures - Systematic. The Underlying Investments may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes.

o  Fixed Income. The fixed income component of the managed futures strategy invests the Fund's assets primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund's managed futures portfolio. The fixed income
		sub-strategy may also include investments in exchange-traded notes ("ETNs").
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
The following additional risks could affect the value of your investment:

o  Aggressive Investment Risks: The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

o  Managed Futures Strategy/Commodities Risks. Exposure to the commodities markets through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters;
   governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Additionally, the Trust has not requested or received a private letter ruling from the Internal Revenue Service ("IRS") to the effect that subpart F income derived by the Managed Futures Strategies Portfolio of the Underlying Funds
Trust from its investment in the subsidiary will constitute qualifying income for the Underlying Funds Trust under Internal Revenue Code section 851(b)(2).
The IRS has granted private letter rulings to 43 regulated investment companies utilizing similar structures.  However, in late July 2011, the IRS indicated
that the granting of these private letter rulings is currently suspended pending the issuance of further guidance on the subject by the IRS.  Private letter rulings are binding on the IRS only with respect to the particular taxpayers who obtained the rulings.  Therefore, the Fund and the Underlying Funds Trust are
relying instead upon an opinion of counsel that subpart F income derived by the
Managed Futures Strategies Portfolio of the Underlying Funds Trust from its investment in the subsidiary should constitute qualifying income for the
Underlying Funds Trust under Internal Revenue Code section 851(b)(2).  If the
IRS ultimately changes its position regarding the treatment of such income, the
Managed Futures Strategies Portfolio of the Underlying Funds Trust will likely need to significantly change its investment strategies, which could adversely affect the Fund. The Fund will assess available options if and when such occasion arises.

Also note that as a result of the new regulations recently adopted by the
Commodity Futures Trading Commission ("CFTC"), the Fund and/or certain other entities may have to register as a commodity pool with the CFTC. If the Fund is required to register as a commodity pool, the disclosure and operations of the
Fund would need to comply with all applicable regulations governing commodity pools.  Additionally, the Advisor may also be subject to CFTC regulation if the
Fund is deemed to be a commodity pool.

o  Shares of Other Investment Companies Risks: The Fund and the Underlying
   Investments may invest in or sell short shares of other investment companies, including ETFs, as a means to pursue their investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Investments. You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the Fund's direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

o  Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the
   Underlying Investments and therefore the Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

o  Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called
   "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

o  Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying
   Investments. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may
   "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

o  Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

o  High Portfolio Turnover Rate Risk: The Underlying Investments' and the Fund's
   investment strategy may result in high turnover rates. In addition, the
   Underlying Investments' and the Fund's portfolio turnover rate may increase in response to meeting liquidity needs or increased market volatility, or both. A high portfolio turnover rate may increase the Underlying Investments' and respectively, the Fund's short-term capital appreciation and increase brokerage commission costs. To the extent that the Underlying Investments and the Fund experience an increase in brokerage commissions due to a higher turnover rate, the performance of the Underlying Investments and respectively, the Fund, could be negatively impacted by the increased expenses incurred by the Underlying Investments and respectively, the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

o  Industry Concentration Risks. The Fund, through it investment in the
   Underlying Investments, concentrates its investments in the commodity futures markets, which have historically experienced substantial price volatility.
   This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if the Underlying
   Investments were diversified across different sectors and markets. The Fund may also have significant exposure to instruments (such as structured notes)
   issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries).

o  Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events
		affecting a particular issuer.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A fund that is a non-diversified investment company means that more of a fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hatterasmutualfunds.com or by calling the Fund
		toll-free at 1-877-569-2382.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-569-2382
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hatterasmutualfunds.com
Hatteras Managed Futures Strategies Fund (Prospectus Summary) | Hatteras Managed Futures Strategies Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Operating Services Fee)	rr_OtherExpensesOverAssets	0.84%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.99%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	763
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,375
Hatteras Managed Futures Strategies Fund (Prospectus Summary) | Hatteras Managed Futures Strategies Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Operating Services Fee)	rr_OtherExpensesOverAssets	0.59%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.00%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.49%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	796

[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
[2]	Other Expenses are based on existing contractual arrangements. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.49% and 2.99% of average daily net assets for the Institutional Class shares and Class A shares, respectively (the "Expense Caps"). The Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least April 30, 2013, and may be terminated only by the Trust's Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.